OTHER FINANCIAL LIABILITIES (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of financial liabilities [line items]
Royalty payable	$ 16.8		$ 18.1
Payable related to purchase of mineral interests	0.0		10.8
Severance accrual	33.9		32.0
Deferred share units/performance share units liability (Note 30)	18.6		21.0
Accounts receivable financing credit	40.6		54.1
Current portion of long-term debt (Note 27)	1.9		110.0
Derivative liabilities (Note 16)	6.5		14.2
Other	20.0		28.6
Other financial liabilities	138.3		288.8
Current	62.3		203.1	[1]
Non-current	$ 76.0		$ 85.7	[1]
Royalty payable, proceeds interest		$ 15.4
Net smelter return royalty (as percent)	2.50%	2.50%
Net proceeds of disposition of interest	50.00%	50.00%
Accounts receivable financing credit, period	30 days
Miramar Mining Corporation
Disclosure of financial liabilities [line items]
Royalty payable	$ 5.0
Royalty payable, proceeds interest		$ 15.4
Partial payments, since inception	$ 6.0
Canadian Malartic
Disclosure of financial liabilities [line items]
Royalty payable, proceeds interest		$ 10.5

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.